Goodwill and Other Intangible Assets - Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017
Goodwill [Roll Forward]
Beginning balance	$ 237,327	$ 234,280
Foreign currency fluctuation	(1,081)	3,047
Ending balance	236,246	237,327
Americas [Member]
Goodwill [Roll Forward]
Beginning balance	207,765	207,723
Foreign currency fluctuation	(34)	42
Ending balance	207,731	207,765
Europe [Member]
Goodwill [Roll Forward]
Beginning balance	28,324	25,341
Foreign currency fluctuation	(1,060)	2,983
Ending balance	27,264	28,324
Asia Pacific [Member]
Goodwill [Roll Forward]
Beginning balance	1,238	1,216
Foreign currency fluctuation	13	22
Ending balance	$ 1,251	$ 1,238